SCHEDULE OF RECEIVABLE FOR BITCOIN COLLATERAL, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivable For Bitcoin Collateral Net
Receivable for bitcoin collateral	$ 19,739,203
Changes in fair value of receivable for bitcoin collateral	(2,931,287)
Total Receivable for bitcoin collateral, net	$ 16,807,916